iShares®

iShares Trust

Supplement dated September 28, 2007

to the Prospectus dated December 1, 2006

for the iShares FTSE/Xinhua China 25 Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares FTSE/Xinhua China 25 Index Fund.

The following information supplements the information found under the heading “Investment Adviser” on page 9:

Effective August 1, 2007, for its investment advisory services to the iShares FTSE/Xinhua China 25 Index Fund, BGFA is paid management fees equal to 0.74% per year of the Fund’s net assets less than or equal to $6 billion, plus 0.67% per year of the Fund’s net assets between $6 billion and $12 billion, plus 0.60% per year of the Fund’s net assets in excess of $12 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-025-09007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 28, 2007 to

the Statement of Additional Information (“SAI”) dated August 1, 2007 for the iShares S&P Index Funds, iShares Nasdaq Biotechnology Index Fund, iShares Dow Jones

Index Funds, iShares Morningstar Index Funds, iShares NYSE Index Funds, iShares FTSE/Xinhua

China 25 Index Fund, iShares FTSE NAREIT Funds, iShares KLD Funds, iShares Cohen & Steers

Realty Majors Index Fund, iShares MSCI EAFE Index Funds, iShares S&P GSSI™/GSTI™ Index

Funds and iShares Russell Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares FTSE/Xinhua China 25 Index Fund.

The following information supplements the information found under the heading “Investment Adviser” on page 65:

Effective August 1, 2007, for its investment advisory services to the iShares FTSE/Xinhua China 25 Index Fund, BGFA is paid management fees equal to 0.74% per year of the Fund’s net assets less than or equal to $6 billion, plus 0.67% per year of the Fund’s net assets between $6 billion and $12 billion, plus 0.60% per year of the Fund’s net assets in excess of $12 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-042-09007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE